Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

While the Company does not have a formal written policy in place with regard to the timing of stock option awards in relation to the disclosure of material nonpublic information, we regularly award annual equity grants, including stock options, to our executive officers in February of each year on a predetermined schedule. The Committee approves all equity award grants on or before the grant date and does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the compensation committee does not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. No stock option awards were granted in 2025.

Award Timing Method	While the Company does not have a formal written policy in place with regard to the timing of stock option awards in relation to the disclosure of material nonpublic information, we regularly award annual equity grants, including stock options, to our executive officers in February of each year on a predetermined schedule. The Committee approves all equity award grants on or before the grant date and does not grant equity awards in anticipation of the release of material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee approves all equity award grants on or before the grant date and does not grant equity awards in anticipation of the release of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false